Acquisitions - Fair Value of the Pantheon Acquisition (Details) - USD ($)	Oct. 31, 2019	Aug. 02, 2019	Jul. 31, 2019	Jan. 07, 2019	Oct. 31, 2018	Jul. 31, 2018	Dec. 28, 2017	Jul. 31, 2017
Cash and cash equivalents	$ 540,254		$ 298,485	$ 61,857	$ 2,363,740	$ 1,046,365		$ 2,879,165
Inventory	727,263		363,008			12,075
Medical Equipment, net	531,888		499,993	444		31,536
Total assets acquired				1,259,447
Consideration:
Goodwill	$ 38,901,126		$ 38,297,573	$ 13,485,758		$ 0	$ 0
Pantheon [Member]
Cash and cash equivalents		$ 35,410
Accounts receivable		133,269
Prepaid Expenses		3,336
Inventory		266,071
Medical Equipment, net		67,299
Accounts payable		(53,242)
Accrued liabilities		(15,573)
Net Tangible Assets		436,570
Tradename / Trademarks		55,400
IP/Technology		41,500
Non-compete agreement		232,100
Customer Base		274,600
Total assets acquired		1,040,170
Consideration:
Fair value of common stock		671,972
Contingent consideration		354,292
Consideration included in consulting agreement		145,833
Goodwill		$ 131,927